Employee Benefits - Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
thereof:
Funded status, end of year	€ 1,124		€ 1,095
Net asset (liability) recognized	979	[1]	984	[2]
Change in the present value of the defined benefit obligation:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	15,011		15,681
Defined benefit cost recognized in Profit & Loss
Current service cost	158		171
Interest cost	578		570
Past service cost and gain or loss arising from settlements	28		15
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(601)		(947)
Actuarial gain or loss arising from changes in demographic assumptions	(45)		13
Actuarial gain or loss arising from experience	137		69
Cash flow and other changes
Contributions by plan participants	(17)		(17)
Benefits paid	825		799
Payments in respect to settlements	6		0
Acquisitions/Divestitures	(6)		0
Exchange rate changes	(331)		219
Other	0		(2)
Change in the present value of the defined benefit obligation: Balance, end of year	14,115		15,011
thereof:
Unfunded	192		217
Funded	13,923		14,794
Change in fair value of plan assets:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	16,106		16,518
Defined benefit cost recognized in Profit & Loss
Interest income	630		611
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(452)		(589)
Cash flow and other changes
Contributions by plan participants	17		17
Contributions by the employer	109		77
Benefits paid	(804)	[3]	(776)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures	6		0
Exchange rate changes	355		(256)
Other	0		1
Plan administration costs	(6)		(9)
thereof:
Change in fair value of plan assets: Balance, end of year	15,239		16,106
Change in irrecoverable surplus (asset ceiling)
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	(111)		(102)
Defined benefit cost recognized in Profit & Loss
Interest cost	1		1
Defined benefit cost recognized in Other Comprehensive Income
Changes in irrecoverable surplus	(32)		(9)
Cash flow and other changes
Exchange rate changes	1		(1)
thereof:
Change in irrecoverable surplus (asset ceiling): Balance, end of year	(145)		(111)
Fair value of reimbursement rights	3		3
Germany
thereof:
Funded status, end of year	283		273
Net asset (liability) recognized	283		273
Germany | Change in the present value of the defined benefit obligation:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	9,964		10,504
Defined benefit cost recognized in Profit & Loss
Current service cost	106		119
Interest cost	343		343
Past service cost and gain or loss arising from settlements	14		14
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(517)		(549)
Actuarial gain or loss arising from changes in demographic assumptions	(56)		0
Actuarial gain or loss arising from experience	54		71
Cash flow and other changes
Contributions by plan participants	(1)		(1)
Benefits paid	554		539
Payments in respect to settlements	0		0
Acquisitions/Divestitures	(6)		0
Exchange rate changes	0		0
Other	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	9,349		9,964
thereof:
Unfunded	0		0
Funded	9,349		9,964
Germany | Change in fair value of plan assets:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	10,237		10,532
Defined benefit cost recognized in Profit & Loss
Interest income	354		350
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(443)		(148)
Cash flow and other changes
Contributions by plan participants	1		1
Contributions by the employer	43		41
Benefits paid	(554)	[3]	(539)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures	6		0
Exchange rate changes	0		0
Other	0		0
Plan administration costs	0		0
thereof:
Change in fair value of plan assets: Balance, end of year	9,632		10,237
Germany | Change in irrecoverable surplus (asset ceiling)
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Defined benefit cost recognized in Profit & Loss
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income
Changes in irrecoverable surplus	0		0
Cash flow and other changes
Exchange rate changes	0		0
thereof:
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
Fair value of reimbursement rights	0		0
U.K.
thereof:
Funded status, end of year	827		875
Net asset (liability) recognized	827		875
U.K. | Change in the present value of the defined benefit obligation:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	2,803		3,026
Defined benefit cost recognized in Profit & Loss
Current service cost	7		8
Interest cost	145		137
Past service cost and gain or loss arising from settlements	2		1
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(87)		(398)
Actuarial gain or loss arising from changes in demographic assumptions	1		10
Actuarial gain or loss arising from experience	64		(12)
Cash flow and other changes
Contributions by plan participants	0		0
Benefits paid	109		113
Payments in respect to settlements	0		0
Acquisitions/Divestitures	0		0
Exchange rate changes	(148)		142
Other	0		(2)
Change in the present value of the defined benefit obligation: Balance, end of year	2,678		2,803
thereof:
Unfunded	8		10
Funded	2,670		2,793
U.K. | Change in fair value of plan assets:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	3,678		3,912
Defined benefit cost recognized in Profit & Loss
Interest income	191		177
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(58)		(479)
Cash flow and other changes
Contributions by plan participants	0		0
Contributions by the employer	0		0
Benefits paid	(109)	[3]	(112)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures	0		0
Exchange rate changes	194		(185)
Other	0		0
Plan administration costs	(3)		(5)
thereof:
Change in fair value of plan assets: Balance, end of year	3,505		3,678
U.K. | Change in irrecoverable surplus (asset ceiling)
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Defined benefit cost recognized in Profit & Loss
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income
Changes in irrecoverable surplus	0		0
Cash flow and other changes
Exchange rate changes	0		0
thereof:
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
Fair value of reimbursement rights	0		0
U.S.
thereof:
Funded status, end of year	(145)		(166)
Net asset (liability) recognized	(145)		(166)
U.S. | Change in the present value of the defined benefit obligation:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	1,216		1,172
Defined benefit cost recognized in Profit & Loss
Current service cost	6		7
Interest cost	59		58
Past service cost and gain or loss arising from settlements	0		0
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	28		(13)
Actuarial gain or loss arising from changes in demographic assumptions	9		0
Actuarial gain or loss arising from experience	5		(1)
Cash flow and other changes
Contributions by plan participants	0		0
Benefits paid	89		85
Payments in respect to settlements	0		0
Acquisitions/Divestitures	0		0
Exchange rate changes	(145)		78
Other	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	1,089		1,216
thereof:
Unfunded	122		139
Funded	967		1,077
U.S. | Change in fair value of plan assets:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	1,050		1,003
Defined benefit cost recognized in Profit & Loss
Interest income	51		50
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	28		4
Cash flow and other changes
Contributions by plan participants	0		0
Contributions by the employer	19		0
Benefits paid	(76)	[3]	(71)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures	0		0
Exchange rate changes	126		(67)
Other	0		0
Plan administration costs	(2)		(3)
thereof:
Change in fair value of plan assets: Balance, end of year	944		1,050
U.S. | Change in irrecoverable surplus (asset ceiling)
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Defined benefit cost recognized in Profit & Loss
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income
Changes in irrecoverable surplus	0		0
Cash flow and other changes
Exchange rate changes	0		0
thereof:
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
Fair value of reimbursement rights	0		0
Other
thereof:
Funded status, end of year	159		113
Net asset (liability) recognized	14		2
Other | Change in the present value of the defined benefit obligation:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	1,028		979
Defined benefit cost recognized in Profit & Loss
Current service cost	39		37
Interest cost	31		32
Past service cost and gain or loss arising from settlements	12		0
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(25)		13
Actuarial gain or loss arising from changes in demographic assumptions	1		3
Actuarial gain or loss arising from experience	14		11
Cash flow and other changes
Contributions by plan participants	(16)		(16)
Benefits paid	73		62
Payments in respect to settlements	6		0
Acquisitions/Divestitures	0		0
Exchange rate changes	(38)		(1)
Other	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	999		1,028
thereof:
Unfunded	62		68
Funded	937		960
Other | Change in fair value of plan assets:
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	1,141		1,071
Defined benefit cost recognized in Profit & Loss
Interest income	34		34
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	21		34
Cash flow and other changes
Contributions by plan participants	16		16
Contributions by the employer	47		36
Benefits paid	(65)	[3]	(54)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures	0		0
Exchange rate changes	35		(4)
Other	0		1
Plan administration costs	(1)		(1)
thereof:
Change in fair value of plan assets: Balance, end of year	1,158		1,141
Other | Change in irrecoverable surplus (asset ceiling)
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	(111)		(102)
Defined benefit cost recognized in Profit & Loss
Interest cost	1		1
Defined benefit cost recognized in Other Comprehensive Income
Changes in irrecoverable surplus	(32)		(9)
Cash flow and other changes
Exchange rate changes	1		(1)
thereof:
Change in irrecoverable surplus (asset ceiling): Balance, end of year	(145)		(111)
Fair value of reimbursement rights	€ 3		€ 3

[1]	Thereof € 1.2 billion recognized in Other assets and € 261 millionin Other liabilities
[2]	Thereof € 1.3 billion recognized in Other assets and € 317 million in Other liabilities
[3]	For funded plans only
[4]	For funded plans only